Commitments and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Loans guaranteed	¥ 79,289	¥ 70,825
Unfunded Loan Commitment
Commitments and Contingencies Disclosure [Line Items]
Outstanding credit lines related to loan commitments	¥ 230,720	¥ 217,205